Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Accounts Payable

	2020	2019
Non-Current
Accounts payable for investments in property, plant and equipment	102,435	189,750

Total	102,435	189,750

Current
Suppliers	3,202,358	2,505,011
Related parties (Note 19)	286,541	557,234
Accounts payable for investments in property, plant and equipment	1,061,380	7,318,903
Provisions for expenses	842,737	1,510,102

Total	5,393,016	11,891,250